ACCRUED STOCK PAYABLE (Details) - Changes in accrued common stock payable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCRUED STOCK PAYABLE (Details) - Changes in accrued common stock payable [Line Items]
Intagible Assets, Value	$ 1,532,420	$ 524,042
Intagible Assets, Shares (in Shares)	730,000	350,000
Intagible Assets, Value	$ 663,000	$ 1,532,420	$ 524,042
Intagible Assets, Shares (in Shares)	150,000	730,000	350,000
Iron Protection Group [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in accrued common stock payable [Line Items]
Intagible Assets, Issued, Value	$ (843,200)	$ (210,800)
Intagible Assets, Issued, Shares (in Shares)	(400,000)	(100,000)
Intagible Assets, Accrued, Value		$ 1,054,000
Chiefton Acquisition [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in accrued common stock payable [Line Items]
Intagible Assets, Issued, Value	$ (69,400)
Intagible Assets, Issued, Shares (in Shares)	(80,000)
Intagible Assets, Accrued, Value		69,400
Feinsod Agreement [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in accrued common stock payable [Line Items]
Intagible Assets, Issued, Value		$ (663,000)
Intagible Assets, Issued, Shares (in Shares)		(150,000)
Intagible Assets, Accrued, Value	$ 192,800	$ 723,851	$ 409,349
Consulting [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in accrued common stock payable [Line Items]
Intagible Assets, Issued, Value	$ (25,000)
Intagible Assets, Issued, Shares (in Shares)	(50,000)
Intagible Assets, Accrued, Value	$ 6,988	18,012
Employee Agreements [Member]
ACCRUED STOCK PAYABLE (Details) - Changes in accrued common stock payable [Line Items]
Intagible Assets, Issued, Value	$ (132,175)
Intagible Assets, Issued, Shares (in Shares)	(50,000)
Intagible Assets, Accrued, Value	$ 567	$ 131,608